CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Weighted average number of shares outstanding, basic	136,091,400	119,858,700
Weighted average number of shares outstanding, diluted	136,091,400	119,858,700
Earnings per share, basic	$ 0.00	$ 0.00
Earnings per share, diluted	$ 0.00	$ 0.00